STAR(TM) Global Buy-Write ETF (Prospectus Summary) | STAR(TM) Global Buy-Write ETF
STAR™ Global Buy-Write ETF
INVESTMENT OBJECTIVE
The STAR™ Global Buy-Write ETF (the "Fund") seeks consistent repeatable returns across all market cycles.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STAR(TM) Global Buy-Write ETF
MANAGEMENT FEES		1.35%
DISTRIBUTION (12b-1) FEES		none
OTHER EXPENSES	[1]	0.24%
ACQUIRED FUND FEES AND EXPENSES	[2]	0.42%
TOTAL ANNUAL FUND OPERATING EXPENSES	[3]	2.01%
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	As a shareholder in certain exchange-traded funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are based upon estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses do not reflect the operating expenses of exchange traded products that are not investment companies in which the Fund invests, including ETNs and exchange traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.
[3]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratios in the Fund's financial highlights(and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
STAR(TM) Global Buy-Write ETF	204	631

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a "fund of funds" and intends to invest primarily in exchange-traded funds ("ETFs") and exchange-traded notes ("ETNs") that seek to track a diversified basket of global indices and investment sectors and that meet certain selection criteria established by Partnervest Advisory Services, LLC

(the "Sub-Advisor"). The Fund also may invest, subject to the same selection criteria, in exchange-traded pooled investment vehicles that invest directly in commodities or currencies and that are registered pursuant to the Securities Act of 1933 only (collectively, with ETFs and ETNs, "ETPs"). The Selection criteria include size, historical track record, diversification among indices, the correlation of an index to other indices and an ability to write covered call options on the particular ETP. An ETP may be disposed of should it no longer meet the selection criteria.

The Sub-Advisor seeks to achieve the Fund's investment objective by using a proprietary overwrite strategy known as Volatility Enhanced Global Appreciation

("VEGA"). VEGA uses the Fund's portfolio investments in ETPs in combination with call options on the Fund's portfolio investments to seek cumulative price appreciation from the portfolio's global exposure while generating an additional return stream from the sale of covered call and/or cash-secured put options. A covered call option involves holding a long position in a particular asset, in this case shares of an ETP, and writing a call option on that same asset with the goal of realizing additional income from the option premium. A put option is a contract that gives the owner of the option the right to sell a specified amount of the asset underlying the option at a specified price (the "strike price") within a specified time. When a put option is exercised or assigned, the owner of the option is obligated to purchase the requisite amount of the asset underlying the option to complete the sale. A put option is considered cash-secured when the owner of the put option segregates an amount of cash or cash equivalents sufficient to cover the purchase price of the asset underlying the option. To the extent cash and cash equivalents in the Fund's portfolio serve as collateral for cash-secured put options, such cash and cash equivalents may not be invested in ETPs, additional options or other similar investments in pursuit of the Fund's investment objective. Rather, on a day-to-day basis, such collateral may be invested in U.S. Government securities, short-term, high quality fixed income securities, money market instruments, cash, and other cash equivalents with maturities of one year or less, or ETFs that hold such investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund's particular allocations may have a significant effect on the Fund's performance. Allocation risk is the risk that the selection of

ETPs and the allocation of assets among such ETPs will cause the Fund to underperform other funds with a similar investment objective that seek to achieve their investment objectives by investing directly in the securities held by ETPs, by investing in a different selection of ETPs, or by pursuing a different allocation of assets among such ETPs.

Derivative Risk. The Fund intends to invest in derivatives to a significant extent. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the

Fund's original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index

(such as the S&P 500 Index). Many derivatives (including option contracts)

create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the

"Exchange") may result in a shareholder's inability to buy or sell shares of the

Fund on that day.

ETN Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result,

the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market

(e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also are subject to market risk and credit risk.

Liquidity Risk. Trading in shares of the Fund or an ETP may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, the Fund's investments in ETNs and certain exchange-traded pooled investment vehicles may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the Fund.

Market Risk. Due to market conditions, the Fund's investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Options Risk. Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the

Fund's positions in options fluctuates in response to changes in the value of the underlying security. The Fund also risks losing all or part of the cash paid for purchasing call and put options. Fund assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the

Fund's assets could affect its portfolio management as well as the ability of the Fund to meet other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund's option strategies, and for these and other reasons the Fund's option strategies may not reduce the Fund's volatility to the extent desired. The Fund may reduce its holdings of put options resulting in an increased exposure to a market decline.

Trading Risk. Shares of the Fund may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. The trading prices of shares will fluctuate in accordance with changes in NAV, as well as market supply and demand.

ETP Investment Risk. Through its investments in ETPs, the Fund will be subject to the risks associated with the ETPs' investments or reference assets in the case of ETNs, including the possibility that the value of the securities held or tracked by an ETP could decrease. These risks include any combination of the risks described below. The Fund's exposure to a particular risk will be proportionate to the Fund's overall allocation to the ETPs and the ETPs'

exposure to various security types, market sectors, and geographic regions.

  o Commodity Risk. Because certain of the ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities will have a disproportionate impact on such ETPs. An ETP's investment in commodities or commodity-linked derivative instruments may subject the ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods,

    weather, livestock disease, embargoes, tariffs and international economic,

    political and regulatory developments.

  o Concentration Risk. An ETP may, at various times, concentrate in the securities or commodities of a particular industry, group of industries, or sector. When an ETP is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political,

    or regulatory occurrence than a fund that is not overweighted in an industry,

    group of industries, or sector.

  o Counterparty Risk. Commodity-linked derivatives, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject an ETP to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty's bankruptcy or failure to perform its obligations.

  o Credit Risk.  Certain of the ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the ETP's share price to fall. The ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

  o Emerging Markets Risk. There is an increased risk of price volatility associated with an ETP's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

  o Equity Risk. The prices of equity securities in which an ETP invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

  o Foreign Currency Risk. Currency movements may negatively impact the value of an ETP security even when there is no change in the value of the security in the issuer's home country. Certain of the ETPs may not hedge against the risk of currency exchange rate fluctuations, while other ETPs may if there is volatility in currency exchange rates.

  o Foreign Securities Risk. An ETP's investments in foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

  o Investment Risk. Similar to an investment in the Fund, an investment in an ETP is not a bank deposit and is not insured or guaranteed by the Federal Deposit

    Insurance Corporation or any other government agency. The Fund may experience losses with respect to its investment in an ETP. Further, there is no guarantee that an ETP will be able to achieve its objective.

  o Large-Cap Risk. An ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid-cap companies or the market as a whole.

  o Mid-Cap Risk. An ETP may invest in mid-cap companies. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees.

    Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large-cap companies or the market as a whole.

  o Small Cap Risk. An ETP may invest in small-cap companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when small-cap stocks fall behind other types of investments --

    large-cap stocks, for instance -- the ETP's performance could be adversely affected.

As with any fund, there is no guarantee that the Fund will achieve its investment goal.

FUND PERFORMANCE
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;

however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at

www.advisorshares.com.